UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-12952


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey         November 13, 2009
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          42


Form 13F Information Table Value Total:     $47,146
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-12952

 						   FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                        September 30, 2009
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MANAGERS     SOLE    SHARED NONE
ABBOTT LABS                      COM        002824100         1061            21450SH              SOLE
ALEXION PHARMACEUTICALS INC      COM        015351109          709            15922SH              SOLE
ALPHATEC HOLDINGS                COM        02081G102           62            13354SH              SOLE
ARDEA BIOS                       COM        03969P107          318            17336SH              SOLE
AUXILIUM PHARMACEUTICALS INC     COM        05334D107          489            14293SH              SOLE
BAXTER INTL INC                  COM        071813109         3243            56883SH              SOLE
BRISTOL MYERS SQUIBB CO          COM        110122108          492            21843SH              SOLE
COGNIZANT TECHNOLOGY SOLUTIO     CL A       192446102         3439            88986SH              SOLE
DR REDDYS LABS LTD               ADR        256135203         1481            75944SH              SOLE
EDWARDS LIFESCIENCES CORP        COM        28176E108         2964            42407SH              SOLE
EXACTECH INC                     COM        30064E109          131             8400SH              SOLE
GILEAD SCIENCES INC              COM        375558103         1058            22760SH              SOLE
HALOZYME THERAPEUTICS INC        COM        40637H109          288            40369SH              SOLE
HEALTH NET INC                   COM        42222G108          497            32241SH              SOLE
HUMAN GENOME SCIENCES INC        COM        444903108         1882           100000SH              SOLE
HUMANA INC                       COM        444859102         3359            90040SH              SOLE
ILLUMINA INC                     COM        452327109          555            13050SH              SOLE
IMMUNOGEN INC                    COM        45253H101          142            17435SH              SOLE
INCYTE CORP                      COM        45337C102         1987           294419SH              SOLE
K V PHARMACEUTICAL CO            CL A       482740206          542           176351SH              SOLE
LIFE TECHNOLOGIES CORP           COM        53217V109         1528            32848SH              SOLE
MAGELLAN HEALTH SVCS INC         COM NEW    559079207         1376            44264SH              SOLE
MASIMO CORP                      COM        574795100          355            13585SH              SOLE
MCKESSON CORP                    COM        58155Q103          837            14047SH              SOLE
MICROMET INC                     COM        59509C105         1289           193535SH              SOLE
MYLAN LABS INC                   COM        628530107          480            30000SH              SOLE
MYRIAD PHARMACEUTICALS INC       COM        62856H107          251            42856SH              SOLE
NOVO-NORDISK A S                 ADR        670100205          341             5400SH              SOLE
NUVASIVE INC                     COM        670704105         1308            31325SH              SOLE
PAREXEL INTL CORP                COM        699462107          677            49859SH              SOLE
SEATTLE GENETICS INC             COM        812578102          986            70253SH              SOLE
SKYSTAR BIO-PHARMACEUTICAL       COM NEW    830884201           94             6000SH              SOLE
ST JUDE MED INC                  COM        790849103         2186            56033SH              SOLE
SUCAMPO PHARMACEUTICALS INC      CL A       864909106          464            79574SH              SOLE
TECHNE CORP                      COM        878377100          590             9427SH              SOLE
TEVA PHARMACEUTICAL INDS LTD     ADR        881624209         1813            35843SH              SOLE
THERMO ELECTRON CORP             COM        883556102          590            13520SH              SOLE
THORATEC CORP                    COM NEW    885175307         1332            44026SH              SOLE
VIROPHARMA INC                   COM        928241108         1474           153200SH              SOLE
VOLCANO CORP                     COM        928645100          540            32105SH              SOLE
WELLPOINT INC                    COM        94973V107         2362            49876SH              SOLE
WYETH                            COM        983024100         1574            32396SH              SOLE

